Significant Accounting Policies (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 07, 2024	Jun. 30, 2024	Dec. 31, 2023
Significant Accounting Policies (Details) [Line Items]
Underwriting discounts (in Dollars)	$ 6,750
Other offering costs (in Dollars)		$ 1,900
Operating segments		4
Reporting units		2
Share split		4.390914:1
Operating Segments [Member]
Significant Accounting Policies (Details) [Line Items]
Operating segments		2
Customer Concentration Risk [Member] | Largest Customer [Member] | Accounts Receivable [Member]
Significant Accounting Policies (Details) [Line Items]
Concentration of credit risks percentage		8.30%	6.90%
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Underwriting discounts (in Dollars)		$ 6,750
Other offering costs (in Dollars)		$ 1,900